Income Taxes (Details 2) (KRW) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Accrued expense	269	294
Allowance for doubtful	1,201	1,148
Investments in subsidiaries and equity method investees	231	232
Depreciation and amortization	269	743
Deferred revenue	578	934
Provisions for severance benefits		15
Net operation loss carryforwards	10,882	7,085
Foreign tax credit carryforwards	13,901	19,441
Tax credit carryforwards for research and human resource development	3,507	3,027
Tax credit carryforwards for social insurance for employment increase	70	78
Others	105	106
Total deferred tax assets	31,013	33,103
Less valuation allowance	(30,902)	(24,352)	(19,712)	(14,531)
Deferred Tax Assets, Net of Valuation Allowance, Total	111	8,751
Deferred tax liabilities
Accrued income	34	80
Investments in subsidiaries and equity method investees	77	65
Total deferred tax liabilities	111	145
Net deferred tax assets (liabilities)		8,606
Current portion of deferred income tax assets		1,433
Non-current deferred income tax assets		7,173